Commission income (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Coming from collection and payment services
Bills	€ 214	€ 265	€ 328
Demand accounts	1,408	1,284	1,382
Cards	3,138	2,986	3,858
Orders	503	484	478
Cheques and other	139	110	155
Total collection and payment services	5,402	5,129	6,201
Coming from non-banking financial products
Investment funds	992	888	943
Pension funds	161	170	180
Insurance	2,467	2,289	2,631
Total marketing of non-banking financial products	3,620	3,347	3,754
Coming from Securities services
Securities underwriting and placement	431	394	364
Securities trading	319	316	281
Administration and custody	402	336	485
Asset management	369	316	293
Total securities services	1,521	1,362	1,423
Other
Foreign exchange	522	500	612
Financial guarantees	415	409	521
Commitment fees	442	366	293
Other fees and commissions	1,890	1,911	2,545
Total other	3,269	3,186	3,971
Total commission income	€ 13,812	€ 13,024	€ 15,349